Share-Based Payment (Details) - Schedule of Number of Share Options and the Weighted Average Exercise Prices - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Number of Share Options and the Weighted Average Exercise Prices [Abstract]
Number of options, Share options outstanding at beginning of year	844,148	1,139,102
Weighted average exercise price, Share options outstanding at beginning of year	$ 16.02	$ 6.93
Number of options, Share options granted during the year	128,238	29,650
Weighted average exercise price, Share options granted during the year	$ 1.14	$ 18.61
Number of options, Share options exercised during the year	145,874	161,187
Weighted average exercise price, Share options exercised during the year	$ 12.8	$ 4.69
Number of options, Share options forfeited during the year	9,553	144,686
Weighted average exercise price, Share options forfeited during the year	$ 0.04	$ 12.3
Number of options, Share options expired during the year	445,384	18,731
Weighted average exercise price, Share options expired during the year	$ 17.91	$ 0.65
Number of options, Share options outstanding at end of year	371,575	844,148
Weighted average exercise price, Share options outstanding at end of year	$ 10.01	$ 15.94
Number of options, Share options exercisable at end of year	359,688	781,073
Weighted average exercise price, Share options exercisable at end of year	$ 9.95	$ 16.54